Finance income and finance costs	12 Months Ended
Dec. 31, 2025
Finance income and finance costs
Finance income and finance costs
28 Finance income and finance costs
Finance income and finance costs comprise of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Foreign exchange gain	1,336	3,229	7,103
Interest and similar income	1,738	2,304	1,470
Interest income from financial assets at fair value through OCI	2,788	1,212	520
Fair value gain on financial assets at fair value through profit or loss	237	—	—
Other income	90	574	138
Finance income	6,189	7,319	9,231
Foreign exchange loss	11,804	16,252	855
Interest and similar expense	2,168	2,905	2,804
Fair value loss on financial assets at fair value through profit and loss	13,601	16,163	—
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 12)	3,908	3,427	2,577
Other charges	—	126	(87)
Finance costs	31,481	38,873	6,149
In 2023, and 2024, the company held investments in securities measured at fair value through profit or loss, with the objective of obtaining returns in line with specific market benchmarks. These securities were fully disposed of by the end of 2024. As a result, there was no fair value gain recognized in 2025 (2024: nil and 2023: 237 thousand), and no fair value loss was incurred in 2025 (2024: 16,163 thousand and 2023: 13,601 thousand realized upon disposal).
Interest income from financial assets at fair value through OCI includes the interest measured and recognized according to effective interest rate method and amounts to USD 520 thousand (2024: 1,212 thousand and 2023: 2,788 thousand).